Selected Quarterly Financial Data and Supplemental Information (Details) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares	Jun. 30, 2017 USD ($) $ / shares	Mar. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 USD ($) $ / shares	Mar. 31, 2016 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Feb. 19, 2018 stockholder
Subsequent Event [Line Items]
Revenue | $	$ 3,685	$ 3,341	$ 3,495	$ 3,503	$ 3,364	$ 3,135	$ 3,376	$ 3,336	$ 14,024	$ 13,211	$ 12,893
Operating income | $	686	535	701	749	580	517	661	673	2,655	2,431	2,184
Income from continuing operations | $	28	397	507	578	441	384	480	490	1,510	1,795	1,636
Discontinued operations, net of tax | $	2	0	0	0	0	0	0	0	2	0	0
Net income attributable to the Company | $	$ 29	$ 393	$ 501	$ 569	$ 436	$ 379	$ 472	$ 481	$ 1,492	$ 1,768	$ 1,599
Basic Per Share Data:
Continuing operations (in dollars per share)	$ 0.05	$ 0.77	$ 0.98	$ 1.10	$ 0.85	$ 0.73	$ 0.91	$ 0.92	$ 2.91	$ 3.41	$ 3.01
Discontinued operations, net of tax (in dollars per share)	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net income attributable to the Company (in dollars per share)	0.06	0.77	0.98	1.10	0.85	0.73	0.91	0.92	2.91	3.41	3.01
Diluted Per Share Data:
Continuing operations (in dollars per share)	0.05	0.76	0.96	1.09	0.84	0.73	0.90	0.91	2.87	3.38	2.98
Discontinued operations, net of tax (in dollars per share)	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net income attributable to the Company (in dollars per share)	0.06	0.76	0.96	1.09	0.84	0.73	0.90	0.91	$ 2.87	$ 3.38	$ 2.98
Dividends Paid Per Share	$ 0.375	$ 0.375	$ 0.34	$ 0.34	$ 0.34	$ 0.34	$ 0.31	$ 0.31
Provisional charge | $									$ 460
Subsequent Event
Diluted Per Share Data:
Stockholders of record | stockholder												5,346